LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2022
Land Use Rights, Net Disclosure [Abstract]
LAND USE RIGHTS, NET	. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Land use rights	29,788	29,788
Less: Accumulated amortization	(1,610)	(2,415)
	28,178	27,373

Amortization expenses for land use right were RMB805, RMB805 and RMB805 for the years ended December 31, 2020, 2021 and 2022, respectively. Future amortization expense is RMB805 for each of the next five years through December 31, 2027 and RMB805 thereafter.